Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.33%(a)
Guam–0.17%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2024	$ 125	$ 135,252
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	250	267,885
Guam Housing Corp.; Series 1998 A, RB(c)	5.75%	09/01/2031	10	10,383
				413,520
New Jersey–84.03%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds	5.00%	03/01/2042	1,250	1,478,263
Casino Reinvestment Development Authority;
Series 2004, RB (INS - AMBAC)(b)	5.25%	01/01/2022	770	771,247
Series 2004, RB (INS - AMBAC)(b)	5.25%	01/01/2024	1,665	1,667,314
Series 2004, RB (INS - AMBAC)(b)	5.00%	01/01/2025	420	420,462
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2028	1,000	1,104,430
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2031	2,000	2,185,680
Series 2014, Ref. RB	5.25%	11/01/2039	3,000	3,028,620
Series 2014, Ref. RB	5.25%	11/01/2044	3,000	3,011,160
Deutsche Bank Spears/Lifers Trust; Series 2015 XF2105, Revenue Ctfs.(d)	5.25%	12/01/2035	15,710	24,229,809
Essex (County of), NJ Improvement Authority;
Series 1999, RB (INS - AMBAC)(b)	5.13%	04/01/2029	110	110,178
Series 2015, RB(c)(e)	5.25%	07/01/2045	2,000	2,004,860
Essex (County of), NJ Improvement Authority (Newark); Series 2010 A, RB(f)(g)	6.25%	11/01/2020	250	256,148
Essex (County of), NJ Utilities Authority; Series 2009, Ref. RB (INS - AGC)(b)	4.13%	04/01/2022	75	75,171
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(b)(h)	0.00%	11/01/2026	140	121,496
Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	460	568,707
Hudson (County of), NJ Improvement Authority; Series 2011, RB	5.50%	06/01/2041	2,655	2,784,962
Lavallette School District; Series 2005, GO Bonds	4.20%	02/01/2025	10	10,027
Middlesex (County of), NJ Improvement Authority; Series 2000, RB (INS - AMBAC)(b)(c)	5.50%	09/01/2030	20	20,077
New Brunswick (City of), NJ Parking Authority;
Series 2012, Ref. RB	5.00%	09/01/2027	445	480,947
Series 2012, Ref. RB	5.00%	09/01/2029	605	652,051
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB (INS - BAM)(b)	5.00%	06/15/2028	600	656,760
Series 2016 A, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	300	327,087
New Jersey (State of) Economic Development Authority;
Series 1997 A, RB(f)(h)	0.00%	07/01/2020	25	24,991
Series 1997 A, RB(f)(h)	0.00%	07/01/2021	65	64,664
Series 1997 A, Ref. RB	5.88%	12/01/2026	2,385	2,387,003
Series 1998 B, RB(c)	6.50%	04/01/2031	90	91,638
Series 1999 A, RB	6.25%	07/01/2024	30	30,112
Series 2004 A, Ref. RB (INS - AGM)(b)	5.00%	06/15/2020	20	20,035
Series 2005 N-1, Ref. RB (INS - NATL)(b)	5.50%	09/01/2023	100	106,092
Series 2011 GG, Ref. RB(i)	5.25%	09/01/2026	1,000	1,030,480
Series 2012 A, RB(c)	5.00%	06/15/2037	1,515	1,601,022
Series 2012 A, RB(c)	5.13%	06/15/2043	1,250	1,321,113
Series 2012, Ref. RB	5.00%	06/15/2028	2,095	2,213,786
Series 2012, Ref. RB	5.00%	06/15/2029	750	790,605
Series 2013, RB	6.00%	10/01/2043	3,200	3,434,624
Series 2014 A, RB(e)	6.00%	10/01/2034	515	527,545
Series 2014, RB	5.25%	01/01/2044	1,700	1,469,140
Series 2015 WW, Ref. RB	5.00%	06/15/2035	3,000	3,095,310
Series 2015 WW, Ref. RB	5.00%	06/15/2036	3,000	3,088,440
Series 2017 A, RB	5.00%	07/01/2037	500	476,240
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2033	3,000	3,240,420
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Series 2017, RB	5.00%	07/15/2047	$ 1,000	$ 1,049,500
Series 2017, Ref. RB (INS - AGM)(b)	5.00%	06/01/2042	1,000	1,147,710
Series 2018 A, RB(e)	5.38%	09/01/2033	275	267,737
Series 2018 A, RB(e)	5.00%	10/01/2033	1,000	991,300
Series 2018 A, RB	5.00%	07/01/2038	350	368,722
Series 2018 A, RB(e)	5.63%	09/01/2038	765	744,934
Series 2018 A, RB(e)	5.25%	10/01/2038	2,500	2,462,225
Series 2018 A, RB(e)	6.25%	11/01/2038	525	562,522
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,075,840
Series 2018 A, RB	5.00%	12/01/2048	3,000	3,158,880
Series 2018 A, RB	5.00%	07/01/2050	1,000	1,034,610
Series 2018 A, RB(e)	6.50%	11/01/2052	2,500	2,710,200
Series 2018 B, RB(e)	6.00%	11/01/2022	365	367,219
Series 2019, RB	4.00%	06/15/2044	1,000	919,490
New Jersey (State of) Economic Development Authority (American Water Co., Inc.);
Series 2010 B, Ref. RB(c)	5.60%	11/01/2034	5,320	5,338,514
Series 2019, Ref. RB(c)(g)	2.20%	12/03/2029	2,500	2,590,750
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.); Series 2019 A, RB(e)	5.00%	06/15/2054	725	714,480
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(e)	5.00%	10/01/2039	2,000	1,567,100
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(c)	5.25%	09/15/2029	1,100	1,088,769
New Jersey (State of) Economic Development Authority (Elite Pharmaceuticals, Inc. - 2005); Series 2005 A, RB(c)	6.50%	09/01/2030	25	21,376
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,515	3,011,059
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(c)	5.38%	01/01/2043	10,650	11,551,416
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,406,871
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,568,996
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,447,177
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,640	1,582,830
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	1,405	1,406,911
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2007 F, Ref. RB (INS - NATL)(b)	4.13%	07/01/2025	10	10,012
New Jersey (State of) Educational Facilities Authority (Public Library); Series 2002 A, RB	5.00%	09/01/2022	5	5,018
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2012 A, RB	5.00%	07/01/2037	1,000	997,680
Series 2017 F, RB	5.00%	07/01/2035	185	185,759
Series 2017 F, RB	5.00%	07/01/2036	300	300,519
Series 2017 F, RB	5.00%	07/01/2047	3,250	3,101,540
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology); Series 2020 A, RB	4.00%	07/01/2050	3,000	3,037,440
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(b)	5.00%	07/01/2047	2,000	2,283,920
New Jersey (State of) Health Care Facilities Financing Authority;
Series 2013, Ref. RB	5.00%	08/15/2034	1,960	2,117,035
Series 2014, Ref. RB	5.00%	07/01/2044	3,000	3,272,640
Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,042,500
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(b)	5.00%	07/01/2046	2,000	2,071,060
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2011 1, RB(c)	5.50%	12/01/2025	1,210	1,265,660
Series 2011 1, RB(c)	5.75%	12/01/2029	30	31,431
Series 2019 C, Ref. RB(c)	3.63%	12/01/2049	1,000	985,300
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	$ 870	$ 959,001
Series 2018 BB, Ref. RB(c)	3.80%	10/01/2032	935	1,036,971
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	534,628
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	908,535
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(b)(h)	0.00%	12/15/2037	2,000	1,137,040
Series 2010 A, RB (INS - BAM)(b)(h)	0.00%	12/15/2028	1,200	980,892
Series 2011 A, RB(f)(g)	6.00%	06/15/2021	4,518	4,790,571
Series 2013 AA, RB	5.25%	06/15/2033	1,335	1,376,665
Series 2018 A, Ref. RB	4.25%	12/15/2038	3,750	3,621,600
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	3,792,402
Series 2019 BB, RB	4.00%	06/15/2050	1,000	904,890
New Jersey (State of) Turnpike Authority; Series 2019 A, RB	5.00%	01/01/2048	2,000	2,366,040
New Jersey Transportation Trust Fund Authority; Series 2012 A, RB	5.00%	06/15/2042	1,625	1,640,438
Newark (City of), NJ;
Series 2015 A, General Improvement Bonds	5.50%	07/15/2021	1,000	1,032,660
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,264,720
Series 2015 B, GO Bonds	5.00%	07/15/2029	430	481,407
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(b)	5.00%	01/01/2032	760	862,927
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,117,840
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(c)	5.00%	12/01/2023	2,000	2,075,220
South Jersey Port Corp.; Series 2016 S-1, Ref. RB	5.00%	01/01/2039	1,350	1,388,192
South Jersey Transportation Authority; Series 2019 A, Ref. RB (INS - AGM)(b)	5.00%	11/01/2033	750	858,458
South Jersey Transportation Authority LLC; Series 2014 A, Ref. RB	5.00%	11/01/2039	3,650	3,885,863
State of New Jersey; Series 2017 XF0553, Revenue Ctfs.(d)	5.00%	06/01/2028	5,000	6,118,950
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	4,394,880
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,000	1,117,460
Series 2018 B, Ref. RB	5.00%	06/01/2046	3,400	3,569,014
Union (County of), NJ Improvement Authority; Series 1998 A, RB(c)	5.00%	03/01/2028	55	55,185
				199,115,817
New York–8.95%
New York & New Jersey (States of) Port Authority;
Series 2015, Ref. RB	5.00%	05/01/2032	100	100,358
Series 2017 206, Ref. RB(c)	5.00%	11/15/2037	850	992,230
Series 2019 220, RB(c)	4.00%	11/01/2059	2,000	2,148,400
Series 2019, RB(c)	5.00%	11/01/2044	1,500	1,781,835
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS - NATL)(b)(c)	5.75%	12/01/2022	1,889	1,899,295
Series 1997 6, RB (INS - NATL)(b)(c)	5.75%	12/01/2025	9,095	9,144,477
Series 2010 8, RB	6.50%	12/01/2028	5,100	5,127,387
Series 2010, RB	6.00%	12/01/2042	20	20,137
				21,214,119
Northern Mariana Islands–0.66%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(c)	6.25%	03/15/2028	1,665	1,563,968
Puerto Rico–15.89%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	19,000	19,079,800
Puerto Rico (Commonwealth of);
Series 2007 A, GO Bonds(j)	5.25%	07/01/2037	2,150	1,343,750
Series 2011 C, Ref. GO Bonds(j)	6.50%	07/01/2040	3,000	1,777,500
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(b)	5.00%	07/01/2020	$ 45	$ 45,027
Series 2010 AAA, RB(j)	5.25%	07/01/2031	550	341,000
Series 2010 AAA-RSA-1, RB(j)	5.25%	07/01/2030	500	310,000
Series 2012 A, RB(j)	5.05%	07/01/2042	45	27,788
Series 2016 E-1, RB(j)	10.00%	01/01/2021	165	115,982
Series 2016 E-2, RB(j)	10.00%	07/01/2021	165	115,982
Series 2016 E-2, RB(j)	10.00%	01/01/2022	55	38,661
Series 2016 E-4, RB(j)	10.00%	07/01/2022	55	38,661
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(c)	6.63%	06/01/2026	175	181,125
Series 2002 A, Ref. RB (INS - ACA)(b)	5.00%	08/01/2032	1,000	1,001,960
Series 2006, RB	5.00%	03/01/2036	930	868,006
Series 2012, Ref. RB	5.13%	04/01/2032	100	95,978
Series 2012, Ref. RB	5.38%	04/01/2042	100	94,756
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - AMBAC)(b)(h)	0.00%	07/01/2035	975	478,608
Series 2005 B, RB(j)	5.00%	07/01/2037	4,750	1,187,500
Series 2005 B, RB(j)	5.00%	07/01/2041	2,610	652,500
Series 2006 B, RB(j)	5.00%	07/01/2027	575	143,750
Series 2007 A, RB(j)	6.50%	10/01/2037	400	81,000
Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB (INS - AGM)(b)	5.25%	08/01/2020	2,000	2,003,360
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2028	1,000	1,010,010
Puerto Rico Public Finance Corp.; Series 2011 B, RB(j)	6.00%	08/03/2026	5,235	86,377
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2029	378	273,895
Series 2018 A-1, RB(h)	0.00%	07/01/2031	486	319,900
Series 2018 A-1, RB(h)	0.00%	07/01/2033	1,940	1,164,854
Series 2018 A-1, RB	4.50%	07/01/2034	401	405,607
Series 2018 A-1, RB(h)	0.00%	07/01/2046	7,086	1,839,738
Series 2018 A-1, RB(h)	0.00%	07/01/2051	5,771	1,094,759
Series 2018 A-1, RB	5.00%	07/01/2058	1,371	1,375,469
Series 2019 A-2, RB	4.54%	07/01/2053	60	56,439
				37,649,742
Virgin Islands–0.63%
Tobacco Settlement Financing Corp.; Series 2006, RB(h)	0.00%	05/15/2035	4,200	1,352,248
Virgin Islands (Government of) Water & Power Authority;
Series 2007 A, RB	5.00%	07/01/2024	50	46,553
Series 2007 A, RB	5.00%	07/01/2026	15	13,546
Series 2007 A, RB	5.00%	07/01/2027	85	75,670
				1,488,017
TOTAL INVESTMENTS IN SECURITIES(k)–110.33% (Cost $267,173,600)					261,445,183
FLOATING RATE NOTE OBLIGATIONS–(9.26)%
Notes with interest and fee rates ranging from 0.69% to 1.06% at 05/31/2020 and contractual maturities of collateral ranging from 06/01/2028 to 12/01/2035(l)					(21,935,000)
OTHER ASSETS LESS LIABILITIES–(1.07)%					(2,542,304)
NET ASSETS –100.00%					$236,967,879
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New Jersey Municipal Fund

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
Ctfs.	– Certificates
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security subject to the alternative minimum tax.
(d)	Underlying security related to TOB Trusts entered into by the Fund.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $12,920,122, which represented 5.45% of the Fund’s Net Assets.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Zero coupon bond issued at a discount.
(i)	Security subject to crossover refunding.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $6,260,451, which represented 2.64% of the Fund’s Net Assets.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Fund’s investments with a value of $30,348,759 are held by TOB Trusts and serve as collateral for the $21,935,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New Jersey Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Rochester® New Jersey Municipal Fund to Invesco New Jersey Municipal Fund.
Invesco Oppenheimer Rochester® New Jersey Municipal Fund